Average Annual Total Returns{- Target Volatility Portfolio} - 02.28 VIP Target Volatility Portfolio Service, Service 2 PRO-11 - Target Volatility Portfolio	VIP Target Volatility Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Target Volatility Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Target Volatility Portfolio-Service VIP Return Before Taxes Since Inception		VIP Target Volatility Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Target Volatility Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Target Volatility Portfolio-Service 2 VIP Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1806 Past 1 year	F1806 Past 5 years	F1806 Since Inception
Total	9.13%	8.40%	7.68%	[1]	8.99%	8.23%	7.52%	[1]	18.40%	15.22%	14.45%	[1]	13.57%	9.69%	8.55%	[1]

[1]	(a)From February 13, 2013